CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATIONAL ACTIVITIES
Income before income tax and social contribution	R$ 10,620,784	R$ 1,396,363	R$ 4,333,995
Adjustments to reconcile profit with cash generated by operations:
Depreciation and amortization	3,987,775	3,621,342	2,690,269
Net exchange and monetary changes	3,363,144	3,342,161	650,770
Financial charges	5,865,332	6,095,390	4,980,707
Result of equity method investments	(2,503,207)	(2,062,090)	(2,369,777)
Other income and expenditure	(136,540)	(651,280)	(186,924)
Transmission revenues	(19,292,579)	(17,432,037)	(15,774,884)
Construction cost - transmission	4,286,914	3,291,132	1,671,307
Regulatory remeasurements - Transmission contracts	(6,129,771)	12,144	(365,178)
Operating provisions (reversals)	(180,019)	2,481,054	6,928,425
Fixed and intangible asset write off	157,248	632,441	440,775
Income from hedging and derivatives	1,940,087	1,521,637	356,494
Others	894,482	637,869	1,310,565
Adjustments to reconcile profit with cash generated by operations	(7,747,134)	1,489,763	332,549
(Accruals) / decreases in operating assets
Accounts Receivable, net	1,111,674	(927,096)	(408,364)
Marketable securities, net			(1,499,907)
Reimbursement right	752,350	473,496	1,036,409
Others	673,834	109,683	(436,278)
(Accruals) / decreases in operating assets	2,537,858	(343,917)	(1,308,140)
Increases / (decreases) in operating liabilities
Suppliers	(614,240)	(526,425)	233,911
Advances		(162,275)	104,964
Payroll	(775,899)	(813,498)	222,345
Regulatory fees	365,508	(280,680)	159,695
Others	(605,675)	217,985	(382,451)
Increases / (decreases) in operating liabilities	(1,630,306)	(1,564,893)	338,464
Payment of interests	(6,650,869)	(5,512,449)	(3,211,343)
Receipt of allowed annual revenue - RAP	19,248,186	18,287,910	14,623,582
Receipt of dividends and interest on equity	1,506,336	1,329,703	1,494,560
Payment of judicial contingencies	(3,776,063)	(2,672,962)	(4,222,504)
Securities and restricted deposits	195,871	(733,354)	(1,199,426)
Payment of income tax and social contribution	(1,488,382)	(2,930,778)	(2,607,461)
Supplementary social security	(430,698)	(510,048)	(469,943)
Net cash from operating activities of continuing operations	12,385,583	8,235,338	8,104,333
Net cash (used in) operating activities of discontinued operations			(2,908,844)
Net cash of operating activities	12,385,583	8,235,338	5,195,489
FINANCING ACTIVITIES
Receipt for issuing shares			30,648,282
Loans and financing obtained and debentures obtained	29,965,839	11,821,045	8,500,000
Payment of loans and financing and debentures - principal	(16,009,832)	(13,763,329)	(6,734,696)
Payment of dividends and interest on equity	(1,307,858)	(864,192)	(1,490,058)
Payment to dissident shareholders - merge of shares		(226,057)
Repurchase of shares	(115,099)	(1,967,218)
Payment of obligations with CDE and revitalization of basins - principal	(1,974,965)	(1,433,816)
Payment of leases - principal	(757,196)	(765,525)	(721,074)
Others		443,961	44,746
Net cash from (used in) financing activities of continuing operations	9,800,889	(6,755,131)	30,247,200
Net cash from (used in) financing activities of discontinued operations			(174,814)
Net cash from (used in) financing activities	9,800,889	(6,755,131)	30,072,386
INVESTING ACTIVITIES
Acquisition of debentures		(450,000)
Receipt of loans and financing	12,675	982,425	2,358,352
Marketable Securities, net	(3,064,434)	3,143,232
Interest Received - Marketable Securities	529,802	4,066,478	3,763,966
Receipt of financial charges	57,665	172,457	316,278
Acquisition of property, plant and equipment	(3,099,474)	(3,862,770)	(1,585,639)
Acquisition of intangible assets	(425,891)	(258,371)	(32,038,772)
Transmission infrastructure - contractual assets	(4,286,914)	(3,269,358)	(1,652,992)
Acquisition / capital injection in shareholdings, net of cash acquired	(176,643)	(1,439,478)	(74,307)
Disposal of investments in shareholdings	2,449,160	907,004	1,169,784
Others	(656,267)	(116,617)	(57,832)
Net cash (used in) investing activities of continuing operations	(8,660,321)	(124,998)	(27,801,162)
Net cash from (used in) investing activities of discontinued operations		952,036	3,079,754
Net cash provided by (used in) investing activities	(8,660,321)	827,038	(24,721,408)
Increase in cash and cash equivalents	13,526,151	2,307,245	10,546,467
Cash and cash equivalents at the beginning of the fiscal year	13,046,371	10,739,126
Cash and cash equivalents at the end of the year	R$ 26,572,522	13,046,371	10,739,126
Increase (decrease) in cash and cash equivalents from discontinued operations		R$ 952,036	R$ (3,904)